2. Investment Securities (Details 2) $ in Thousands	Dec. 31, 2019 USD ($)
Amortized Cost
Due within one year	$ 5,490
Due from one to five years	56,399
Due from five to ten years	47,717
Due after ten years	3,595
Mortgage-backed securities	77,812
Total	191,013
Estimated Fair Value
Due within one year	5,465
Due from one to five years	58,315
Due from five to ten years	49,293
Due after ten years	3,717
Mortgage-backed securities	78,956
Total	$ 195,746